Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2015
Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2014 and 2015, and quantitative information about net credit loss for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Total principal amount of receivables
	Millions of yen
	March 31, 2014	March 31, 2015
Direct financing leases	¥1,094,073	¥1,216,454
Installment loans	2,315,555	2,478,054

Assets recorded on the balance sheet	3,409,628	3,694,508
Direct financing leases sold on securitization	1,156	894

Total assets managed together or sold on securitization	¥3,410,784	¥3,695,402

	Principal amount of receivables 90 days or more past-due and impaired loans
	Millions of yen
	March 31, 2014	March 31, 2015
Direct financing leases	¥13,887	¥15,373
Installment loans	141,973	107,669

Assets recorded on the balance sheet	155,860	123,042
Direct financing leases sold on securitization	0	0

Total assets managed together or sold on securitization	¥155,860	¥123,042

	Credit loss
	Millions of yen
	2013	2014	2015
Direct financing leases	¥4,046	¥4,351	¥3,774
Installment loans	39,142	23,765	22,019

Assets recorded on the balance sheet	43,188	28,116	25,793
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥43,188	¥28,116	¥25,793